SCHEDULE OF SALES OF FUTURE RECEIPTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Sales Of Future Receipts
Balance	$ 1,688,435	$ 1,467,899
Payment received in the year	4,050,000	1,478,776
Repayments in receipts in the period	(6,346,033)	(3,564,283)
Interest expense for the year	607,598	2,306,044
Balance		$ 1,688,435